OTHER PROVISIONS, CURRENT AND NON-CURRENT (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other provisions, Current and Non current
Other provisions, current	$ 1,314,106	$ 1,591,644
Other non-current provisions	53,487,790	47,103,783
Total	54,801,896	48,695,427	$ 57,412,406
Litigation
Other provisions, Current and Non current
Total	$ 54,801,896	$ 48,695,427